Annuity Reserves and Deposit-Type Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Annuity Reserves And Deposit-type Liabilities
Schedule of individual annuities

Individual Annuities

		Separate	Separate
	General	Account with	Account		% of
December 31, 2020	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal -lump sum:
With market value adjustment	$-	$5,050,170	$-	$5,050,170	94.6%
At book value less surrender charge of 5% or more	2,851	-	-	2,851	0.1%
At fair value	-	-	220,969	220,969	4.1%

Total with adjustment or at fair value	2,851	5,050,170	220,969	5,273,990	98.8%
At book value with minimal or no charge adjustment	205	59,534	-	59,739	1.1%
Not subject to discretionary withdrawal	7,074	-	-	7,074	0.1%

Gross annuity reserves and deposit liabilities	10,130	5,109,704	220,969	5,340,803	100.0%
Reinsurance ceded	10,130	5,109,704	-	5,119,834

Total annuity reserves and deposit liabilities	$-	$-	$220,969	$220,969

		Separate	Separate
	General	Account with	Account		% of
December 31, 2019	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal -lump sum:
With market value adjustment	$-	$4,076,413	$-	$4,076,413	95.9%
At book value less surrender charge of 5% or more	6,019	-	-	6,019	0.1%
At fair value	-	-	161,987	161,987	3.9%

Total with adjustment or at fair value	6,019	4,076,413	161,987	4,244,419	99.9%
At book value with minimal or no charge adjustment	327	-	-	327	0.0%
Not subject to discretionary withdrawal	4,863	-	-	4,863	0.1%

Gross annuity reserves and deposit liabilities	11,209	4,076,413	161,987	4,249,609	100.0%
Reinsurance ceded	11,209	4,076,413	-	4,087,622

Total annuity reserves and deposit liabilities	$-	$-	$161,987	$161,987

Schedule of deposit-type contracts

Deposit-Type Contracts

		Separate	Separate
	General	Account with	Account		% of
December 31, 2020	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal - lump sum:
With market value adjustment	$-	$-	$-	$-	0.0%
At book value less surrender charge of 5% or more	-	-	-	-	0.0%
At fair value	-	-	-	-	0.0%

Total with adjustment or at fair value	-	-	-	-	0.0%
At book value with minimal or no charge adjustment	-	-	-	-	0.0%
Not subject to discretionary withdrawal	4,473	-	-	4,473	100.0%

Gross annuity reserves and deposit liabilities	4,473	-	-	4,473	100.0%
Reinsurance ceded	4,473	-	-	4,473

Total annuity reserves and
deposit liabilities	$-	$-	$-	$-

		Separate	Separate
	General	Account with	Account		% of
December 31, 2019	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal -lump sum:
With market value adjustment	$-	$-	$-	$-	0.0%
At book value less surrender charge of 5% or more	-	-	-	-	0.0%
At fair value	-	-	-	-	0.0%

Total with adjustment or at fair value	-	-	-	-	0.0%
At book value with minimal or no charge adjustment	-	-	-	-	0.0%
Not subject to discretionary withdrawal	3,873	-	-	3,873	100.0%

Gross annuity reserves and deposit liabilities	3,873	-	-	3,873	100.0%
Reinsurance ceded	3,873	-	-	3,873

Total annuity reserves and deposit liabilities	$-	$-	$-	$-

Schedule of annuity reserves from the separate accounts

The following table shows policy liabilities associated with the Company’s annuity products:

2020
Annuity reserves from the separate accounts	$220,969
Total annuity reserves	$220,969

2019
Annuity reserves from the separate accounts	$161,987
Total annuity reserves	$161,987

Schedule of life reserves by withdrawal characteristics

The following table shows life reserves by withdrawal characteristics at December 31, 2020:

	General Account			Separate Account - Guaranteed and Non Guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$-	$38	$68	$-	$-	$-
Universal life	2,649	2,649	2,704	-	-	-
Other permanent cash value life insurance	-	11,474	12,353	-	-	-
Miscellaneous reserves	-	36	34	-	-	-
Not subject to discretionary withdrawal or no cash values:
Term policies with cash value	-	-	4,465	-	-	-
Accidental death benefits	-	-	7	-	-	-
Disability - active lives	-	-	3	-	-	-
Disability - disabled lives	-	-	113	-	-	-
Miscellaneous reserves	-	-	64	-	-	-
Gross reserves before reinsurance	2,649	14,197	19,811	-	-	-
Ceded reinsurance	2,649	14,197	19,811	-	-	-
Net reserves	$-	$-	$-	$-	$-	$-

The following table shows life reserves by withdrawal characteristics at December 31, 2019:

	General Account			Separate Account - Guaranteed and Non Guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$-	$48	$85	$-	$-	$-
Universal life	2,816	2,816	2,878	-	-	-
Other permanent cash value life insurance	-	11,812	12,712	-	-	-
Miscellaneous reserves	-	35	35	-	-	-
Not subject to discretionary withdrawal or no cash values:
Term policies with cash value	-	-	4,954	-	-	-
Accidental death benefits	-	-	7	-	-	-
Disability - active lives	-	-	3	-	-	-
Disability - disabled lives	-	-	122	-	-	-
Miscellaneous reserves	-	-	72	-	-	-
Gross reserves before reinsurance	2,816	14,711	20,868	-	-	-
Ceded reinsurance	2,816	14,711	20,868	-	-	-
Net reserves	$-	$-	$-	$-	$-	$-